Investments Components of Equity Realized Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Total net gains (losses) recognized during the period on equity securities	$ 750.1	$ 826.6	$ (232.4)
Less: Net gains (losses) recognized on equity securities sold during the period	706.5	739.9	(497.5)
Net holding period gains (losses) recognized during the period on equity securities held at period end	$ 43.6	$ 86.7	$ 265.1